ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
Product development	$ 3,496,393	$ 1,972,160	$ 2,692,884
Selling and marketing	1,796,980	1,688,740	11,817,758
General and administrative	8,089,086	6,819,998	22,036,393
Total operating expenses	40,608,366	10,480,898	37,912,411
Loss from operations	(43,451,138)	(10,968,303)	(49,570,484)
Interest income	112,671	619,716	169,854
Interest expense	(16,365)	(618,504)	(1,119,429)
Other expense	4,101,039	1,728,538	1,294,135
Foreign exchange ( loss) / gain	133,064	224,332	(292,296)
Net loss attributable to Ku6 Media Co., Ltd.	(34,427,734)	(9,491,138)	(49,343,907)
Ku6 Media Co., Ltd. [Member]
Operating expenses:
Product development	269,876	278,168	603,879
Selling and marketing	54,503	30,773	(31,880)
General and administrative	1,403,657	1,119,757	2,433,905
Total operating expenses	1,728,036	1,428,698	3,005,904
Loss from operations	(1,728,036)	(1,428,698)	(3,005,904)
Interest income	30,483	349,525	112,416
Interest expense	0	0	(375,000)
Other expense	(739,530)	0	0
Foreign exchange ( loss) / gain	355,337	(15,589)	(9)
Equity in losses of subsidiaries	(32,345,988)	(8,396,376)	(46,075,410)
Net loss attributable to Ku6 Media Co., Ltd.	$ (34,427,734)	$ (9,491,138)	$ (49,343,907)